GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Development costs not amortised	$ 3,719	$ 4,192
Description of project completion period	January 1, 2020 to December 31, 2022
Additional project cost	$ 5,557
Non-cash impairment charge	24,295
Impairment through use or sale of the assets	76,740	57,794
Total impairment loss allocated to goodwill	24,295
Additional impairment loss due to growth in revenues	$ 743
Variation in discount rate	10.00%
Additional impairment loss	$ 5,420
Impairment loss	16,570	$ 19,212	$ 29,667
Primus Corp. [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	1,800
Immco Diagnostics [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 1,700
Top of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	0.00%
Pre tax discount rates	0.27	0.35
Bottom of range [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projections	7.00%
Pre tax discount rates	0.20	0.20
Biopool US Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	$ 29,423
Trinity Biotech Manufacturing Limited [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	7,707
Clark Laboratories Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	33
Mardx Diagnostic Inc [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	5,817
Trinity Biotech Do Brasil [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment through use or sale of the assets	9,465
Primus trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	47
Immco Diagnostic trade name [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	$ 455